S-K 1603(a) SPAC Sponsor	Apr. 02, 2026 USD ($)
Spac Sponsor Line Items
SPAC Sponsor Name	Issacyan Co., Ltd
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Material Roles and Responsibilities [Text Block]

Our directors, director nominees and executive officers are as follows:

Name	Age	Position with the Company
Bo Yan, Ph.D.	45	Chairman of the Board of Directors, Chief Executive Officer
Shen Ma	38	Director, Chief Financial Officer
Angel Colon	50	Independent Director
Xiangyi Chen, Ph.D.	53	Independent Director Nominee
Yan Leng	47	Independent Director Nominee

Management Team

Dr. Bo Yan is our chairman of the board of directors and chief executive officer. Dr. Yan has served as our director since our inception. Dr. Yan has approximately 20 years of professional experience in the investment banking and fund management industries. He specializes in formulating investment strategies, managing investor relationships and driving the growth of companies covering a wide range of industries such as technology, consumer goods, manufacturing, clean energy and fintech. From July 2017 to present, Dr. Yan served as the chairman of the board of directors at Beijing Chengye Fund Management Co., Ltd. From December 2015 to July 2017, Dr. Yan served as a department general manager in the Beijing Branch of Ping An Bank Co., Ltd. From February 2008 to November 2015, Dr. Yan worked at China CITIC Bank Corporation Limited, with his last position there being a department deputy general manager. Earlier in his career, from September 2005 to June 2006, Dr. Yan was in charge of the corporate management affairs at Norstar Automotive Industries Inc. From September 2003 to August 2005, Dr. Yan served as the a product manager in Epson Technology (Shenzhen) Ltd. Dr. Yan received his bachelor’s degree in engineering from Xi’an Jiaotong University in 2003, his master’s degree in finance from Durham University in 2008, and his Ph. D in finance from Central University of Finance and Economics in 2013.

Mr. Shen Ma is our chief financial officer and director. Mr. Ma has approximately 12 years of experience in accounting and investment. From June 2017 to present, he was a partner at Beijing Chengye Fund Management Co., Ltd., administering the financial operations and managing financial process oversight and risk control From July 2013 to February 2016, he served as a product manager at China CITIC Bank Corporation Limited. From February 2016 to June 2017, Mr. Ma was a division manager in the Beijing Branch of Ping An Bank Co., Ltd. Mr. Ma received his bachelor’s degree in financial management from Central University of Finance and Economics in 2010 and his master’s degree in accounting from Central University of Finance and Economics in 2013.

Mr. Angel Colon is our independent director. Mr. Colon also serves as the independent director of various publicly-listed companies, including Sentage Holdings Inc. (Nasdaq: SNTG) since July 2021, Horizon Space Acquisition I Corp. (Nasdaq: HSPOU) since December 2022 and Netclass Technology Inc. (Nasdaq: NTCL) since December 2024. Mr. Colon also served as the managing director at Entoro Capital, LLC and Entoro Securities, LLC for approximately six years until August 2025, overseeing the firms’ financial management, client relations, regulatory compliance and risk assessment. Mr. Colon has served as a managing member of NY Capital Management Group, LLC since January 2017 and Turing Funds, LLC since July 2017, providing services to high net worth individuals, businesses and institutions to produce solutions that facilitate the advancement and management of capital along with the mitigation of risk to achieve dependable annual returns. Mr. Colon received a bachelor of science in international business from St. John Fisher College in 1996. He currently holds FINRA Series 7, Series 63 and Series 65 licenses and is a licensed broker with FINRA.

Dr. Xiangyi Chen is our independent director nominee and will serve as our independent director upon the effectiveness of our registration statement on Form S-1 of which this prospectus forms a part. Dr. Chen is the founder and manager of Beijing Gaoliang Fund Management Co., Ltd. From March 2015 to July 2022, Dr. Chen was the chief supervisor at Tian’an Life Insurance Co., Ltd., where he was in charge of the overall risk management. From October 2005 to February 2015, he was the deputy general manager overseeing the Securities Daily of the PRC-based Economic Daily Newspaper Group. Since May 2021, Dr. Chen has been serving as an independent director at Shandong Meichen Science & Technology Co., Ltd. (SHE: 300237). Dr. Chen obtains his M.B.A. from Tsinghua University PBC School of Finance in July 2016 and his Ph.D. from Chinese Academy of Social Sciences in economics from in June 2020.

Mr. Yan Leng is our independent director nominee and will serve as our independent director upon the effectiveness of our registration statement on Form S-1 of which this prospectus forms a part. Mr. Leng has nearly 20 years of experience across investment institutions and private equity funds. From September 2024 to present, Mr. Leng served as the co-founder and chief executive officer of Huayi Shengkang Technology Co, Ltd., a company specializing in innovative products and forging strategic partnerships within the health sector. From June 2022 to June 2023, Mr. Leng was the director of the investment center in Greater Bay Area Semiconductor Industry Group Co, Ltd, an investment group based in Guangdong, China. From January 2020 to February 2022, Mr. Leng served as a vice president of the investment division Shanghai and a vice president of risk management department in Sino IC Capital Co., Ltd. Earlier in his career, he was the director of risk management department and director of representative office in South Africa at China-Africa Development Fund from September 2008 to January 2015, and the head of business development at Kaiyu Consulting Co., Ltd. from February 2015 to November 2019. Mr. Leng holds a bachelor’s degree in business administration and a master’s degree in financial decision analysis from the University of Portsmouth, UK.

Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Issacyan Co., Ltd. [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000